FEDERATED CALIFORNIA MUNICIPAL INCOME FUND - CLASS F SHARES
(formerly, California Municipal Income Fund)
FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(formerly, Michigan Intermediate Municipal Trust)
FEDERATED NEW YORK MUNICIPAL INCOME FUND - CLASS F SHARES
(formerly, New York Municipal Income Fund)
FEDERATED OHIO MUNICIPAL INCOME FUND - CLASS F SHARES
(formerly, Ohio Municipal Income Fund)
FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND - CLASS A SHARES
(formerly, Pennsylvania Municipal Income Fund)    CLASS B SHARES

(PORTFOLIOS OF MUNICIPAL SECURITIES INCOME TRUST)

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 1996, AND MARCH 4, 1997
In the subsection of the respective prospectuses entitled `Management of the Trust -- Adviser's Background,''please insert the following as the fourth paragraph:
     `Mary Jo Ochson has been the Fund's portfolio manager since April 1, 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.''
J. Scott Albrecht remains as each fund's portfolio manager.

                                                             April 29, 1997



FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779




Federated Securities Corp. is the distributor of the funds and is a subsidiary of Federated Investors.
Cusip 625922109
Cusip 625922703
Cusip 625922208
Cusip 625922307
Cusip 625922505
Cusip 625922836
G01058-08 (4/97)